RELATED PARTY TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		6 Months Ended
	Jun. 30, 2014 Gold	Jun. 30, 2014 Silver	Jun. 30, 2014 Canadian Malartic General Partnership
Related party transactions
Percentage of net metal content to be purchased			50.00%
Purchases	$ 20.8	$ 0.3
Amount payable for gold and silver purchases			$ 21.1